Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Diluted earnings per share, excluded shares having anti-dilutive effect	1,066	17,492	33,511
Class B Common Stock
Earnings Per Share [Line Items]
Convertible Class B common stock outstanding	2,704,832	2,706,338	2,846,334